Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share
Schedule of basic earnings per share

	Year ended December 31,
	2022	2021 (i)	2020 (i)
	$'m	$'m	$'m
Profit/(loss) attributable to equity holders as presented in the income statement	237	(210)	111
Less: Dividends on preferred shares (see note 25)	(11)	–	–
Profit/(loss) attributable to equity holders used in calculating earnings per share	226	(210)	111
Weighted average number of ordinary shares for EPS (millions) (ii)	601.0	538.8	493.8
Earnings/(loss) per share	$0.38	$(0.39)	$0.22